Provisions for Contingent Loans Credit Risk (Details) - Schedule of Changes in Outstanding Exposures and Corresponding Allowance - Undrawn Credit Lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount [member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	$ 12,890,795	$ 11,986,791
Net change on exposures	548,811	903,648
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	107,829	356
Total	13,547,435	12,890,795
Gross carrying amount [member] | Stage 1 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	4,622,212	3,748,426
Net change on exposures	134,675	214,479
Transfer to Stage 1	125,611	925,857
Transfer to Stage 2	(134,046)	(276,330)
Transfer to Stage 3	(505)	(227)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	27,079	10,007
Total	4,775,026	4,622,212
Gross carrying amount [member] | Stage 1 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	7,908,219	7,177,851
Net change on exposures	532,694	839,792
Transfer to Stage 1	724,027	645,325
Transfer to Stage 2	(819,344)	(734,821)
Transfer to Stage 3	(3,613)	(5,741)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	80,127	(14,187)
Total	8,422,110	7,908,219
Gross carrying amount [member] | Stage 2 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	106,552	853,725
Net change on exposures	(37,786)	(78,696)
Transfer to Stage 1	(125,550)	(925,839)
Transfer to Stage 2	134,146	276,428
Transfer to Stage 3	(7,409)	(23,096)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(1,663)	4,030
Total	68,290	106,552
Gross carrying amount [member] | Stage 2 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	223,861	180,356
Net change on exposures	(67,851)	(55,865)
Transfer to Stage 1	(719,174)	(641,386)
Transfer to Stage 2	819,755	744,092
Transfer to Stage 3	(4,232)	(3,933)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	2,205	597
Total	254,564	223,861
Gross carrying amount [member] | Stage 3 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	17,709	2,460
Net change on exposures	(6,624)	(7,945)
Transfer to Stage 1	(61)	(18)
Transfer to Stage 2	(100)	(98)
Transfer to Stage 3	7,914	23,323
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	23	(13)
Total	18,861	17,709
Gross carrying amount [member] | Stage 3 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	12,242	23,973
Net change on exposures	(6,297)	(8,117)
Transfer to Stage 1	(4,853)	(3,939)
Transfer to Stage 2	(411)	(9,271)
Transfer to Stage 3	7,845	9,674
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	58	(78)
Total	8,584	12,242
ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	143,489	93,049
Net change on exposures	(49,038)	47,641
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(3,954)	(752)
Refinements to models used for calculation	(883)	4,329
Foreign exchange adjustments	26	(778)
Total	89,640	143,489
ECL [Member] | Stage 1 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	13,964	2,436
Net change on exposures	(3,390)	1,128
Transfer to Stage 1	6,860	6,118
Transfer to Stage 2	(381)	(144)
Transfer to Stage 3	(1)
Impact on year-end ECL of exposures transferred between stages during the year	(6,476)	(2,576)
Refinements to models used for calculation	1,862	7,231
Foreign exchange adjustments	26	(229)
Total	12,464	13,964
ECL [Member] | Stage 1 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	101,406	70,191
Net change on exposures	(36,053)	40,319
Transfer to Stage 1	8,188	6,910
Transfer to Stage 2	(8,505)	(9,417)
Transfer to Stage 3	(46)	(76)
Impact on year-end ECL of exposures transferred between stages during the year	(2,110)	588
Refinements to models used for calculation	(4,016)	(7,029)
Foreign exchange adjustments	229	(80)
Total	59,093	101,406
ECL [Member] | Stage 2 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	16,785	8,326
Net change on exposures	(4,364)	11,478
Transfer to Stage 1	(6,811)	(6,111)
Transfer to Stage 2	450	190
Transfer to Stage 3	(1,161)	(1,359)
Impact on year-end ECL of exposures transferred between stages during the year	1,382	411
Refinements to models used for calculation	231	4,365
Foreign exchange adjustments	(270)	(515)
Total	6,242	16,785
ECL [Member] | Stage 2 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	1,724	1,133
Net change on exposures	(1,166)	(6)
Transfer to Stage 1	(5,503)	(4,671)
Transfer to Stage 2	8,712	12,982
Transfer to Stage 3	(385)	(30)
Impact on year-end ECL of exposures transferred between stages during the year	(2,001)	(7,573)
Refinements to models used for calculation	979	(105)
Foreign exchange adjustments	4	(6)
Total	2,364	1,724
ECL [Member] | Stage 3 - Individual [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	3,654	1,443
Net change on exposures	(3,062)	(5,607)
Transfer to Stage 1	(49)	(7)
Transfer to Stage 2	(69)	(46)
Transfer to Stage 3	1,162	1,359
Impact on year-end ECL of exposures transferred between stages during the year	3,769	6,649
Refinements to models used for calculation		(133)
Foreign exchange adjustments	12	(4)
Total	5,417	3,654
ECL [Member] | Stage 3 - Group [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	5,956	9,520
Net change on exposures	(1,003)	329
Transfer to Stage 1	(2,685)	(2,239)
Transfer to Stage 2	(207)	(3,565)
Transfer to Stage 3	431	106
Impact on year-end ECL of exposures transferred between stages during the year	1,482	1,749
Refinements to models used for calculation	61
Foreign exchange adjustments	25	56
Total	$ 4,060	$ 5,956